Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Income Tax Disclosure [Abstract]
Federal net operating loss carryforwards	$ 23,389	$ 19,706
State loss carryforwards and other benefits	9,797	8,866
Inventory reserves	5,181	7,867
Warranty reserves	3,016	2,819
Legal reserves	365	451
Accrued expenses	7,876	7,407
Disallowed interest carryforward	12,019	9,222
Stock-based compensation	6,325
Federal research and development credit	465
Valuation allowance	(5,530)	(5,250)	$ (5,230)
Total deferred tax Assets	62,903	51,088
Intangible assets — net	45,509	51,823
Property, plant and equipment	37,617	32,747
Indemnification receivable related to warranty reserves	1,037	521
Total deferred tax liabilities	84,163	85,091
Net deferred tax liability	$ 21,260	$ 34,003